Provisions_Details of provisions for unused commitment (Details) - KRW (₩)		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	[1]	₩ 104,985,000,000
Beginning balance		66,115,000,000	₩ 87,909,000,000
Changes in provisions for credit commitment [Abstract]
Replaced by 12-month expected credit loss		0
Replaced with expected credit loss for the entire period		0
Replaced with credit-impaired financial assets		0
Provisions provided			491,000,000
Provisions used			(42,000,000)
Net reversal of unused amount		(3,155,000,000)	(5,736,000,000)
Foreign currencies translation adjustments			(1,000,000)
Others		44,000,000
Ending balance		101,874,000,000	₩ 82,621,000,000
Stage 1
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	[1]	75,232,000,000
Changes in provisions for credit commitment [Abstract]
Replaced by 12-month expected credit loss		6,262,000,000
Replaced with expected credit loss for the entire period		(2,543,000,000)
Replaced with credit-impaired financial assets		(159,000,000)
Net reversal of unused amount		(6,183,000,000)
Others		44,000,000
Ending balance		72,653,000,000
Stage 2
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	[1]	27,875,000,000
Changes in provisions for credit commitment [Abstract]
Replaced by 12-month expected credit loss		(6,145,000,000)
Replaced with expected credit loss for the entire period		2,614,000,000
Replaced with credit-impaired financial assets		(325,000,000)
Net reversal of unused amount		3,356,000,000
Others		0
Ending balance		27,375,000,000
Stage 3
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	[1]	1,878,000,000
Changes in provisions for credit commitment [Abstract]
Replaced by 12-month expected credit loss		(117,000,000)
Replaced with expected credit loss for the entire period		(71,000,000)
Replaced with credit-impaired financial assets		484,000,000
Net reversal of unused amount		(328,000,000)
Others		0
Ending balance		₩ 1,846,000,000

[1]	The beginning balance was restated in accordance with IFRS 9.